UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos           New York, New York             August 14, 2012
----------------------          ---------------------         ------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $2,283,786
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F File Number                        Name

1)       028-11651                      Hoplite Partners, L.P.
2)       028-11652                      Hoplite Offshore Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                    Hoplite Capital Management, LLC
                                                              June 30, 2012



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------               ---------       ------      ---------   --------  ---------  ----------- --------- -----   ------------

AMAZON COM INC                COM             023135106   36,280       158,877   SH        SHARED         1,2     158,877
AMERIGROUP CORP               COM             03073T102   20,366       308,990   SH        SHARED         1,2     308,990
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   41,772       524,443   SH        SHARED         1,2     524,443
APPLE INC                     COM             037833100   86,774       148,585   SH        SHARED         1,2     148,585
AUTOZONE INC                  COM             053332102  128,615       350,288   SH        SHARED         1,2     350,288
BAIDU INC                     SPON ADR REP A  056752108  114,980     1,000,000       PUT   SHARED         1,2   1,000,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      250             2   SH        SHARED         1,2           2
CARTER INC                    COM             146229109   80,227     1,525,233   SH        SHARED         1,2   1,525,233
COCA COLA ENTERPRISES INC NE  COM             19122T109   50,425     1,798,329   SH        SHARED         1,2   1,798,329
COCA COLA ENTERPRISES INC NE  COM             19122T109   35,541     1,267,500       CALL  SHARED         1,2   1,267,500
COOPER COS INC                COM NEW         216648402   37,840       474,426   SH        SHARED         1,2     474,426
D R HORTON INC                COM             23331A109    1,978       107,625   SH        SHARED         1,2     107,625
DAVITA INC                    COM             23918K108    4,518        46,002   SH        SHARED         1,2      46,002
DISCOVER FINL SVCS            COM             254709108    4,126       119,331   SH        SHARED         1,2     119,331
EQUINIX INC                   COM NEW         29444U502  122,222       695,828   SH        SHARED         1,2     695,828
FACEBOOK INC                  CL A            30303M102   39,926     1,284,000   SH        SHARED         1,2   1,284,000
FORD MTR CO DEL               COM PAR $0.01   345370860      891        92,914   SH        SHARED         1,2      92,914
GOOGLE INC                    CL A            38259P508   93,043       160,400       CALL  SHARED         1,2     160,400
HARLEY DAVIDSON INC           COM             412822108   51,867     1,134,198   SH        SHARED         1,2   1,134,198
HILLSHIRE BRANDS CO           COM             432589109   28,218       973,358   SH        SHARED         1,2     973,358
INTERXION HOLDING N.V         SHS             N47279109   34,250     1,891,211   SH        SHARED         1,2   1,891,211
LAUDER ESTEE COS INC          CL A            518439104   62,341     1,151,900   SH        SHARED         1,2   1,151,900
LENNAR CORP                   CL A            526057104    9,993       323,278   SH        SHARED         1,2     323,278
LOUISIANA PAC CORP            COM             546347105   24,501     2,251,926   SH        SHARED         1,2   2,251,926
LOUISIANA PAC CORP            COM             546347105    5,440       500,000       CALL  SHARED         1,2     500,000
LULULEMON ATHLETICA INC       COM             550021109    2,853        47,843   SH        SHARED         1,2      47,843
MARTIN MARIETTA MATLS INC     COM             573284106   47,923       608,003   SH        SHARED         1,2     608,003
MASTERCARD INC                CL A            57636Q104  101,849       236,797   SH        SHARED         1,2     236,797
MICHAEL KORS HLDGS LTD        SHS             G60754101   93,207     2,227,699   SH        SHARED         1,2   2,227,699
MONSTER BEVERAGE CORP         COM             611740101  115,966     1,628,731   SH        SHARED         1,2   1,628,731
MONSTER BEVERAGE CORP         COM             611740101   50,417       708,100       CALL  SHARED         1,2     708,100
NEWS CORP                     CL A            65248E104    4,670       209,518   SH        SHARED         1,2     209,518
NVR INC                       COM             62944T105  106,420       125,200   SH        SHARED         1,2     125,200
OWENS CORNING NEW             COM             690742101    1,357        47,552   SH        SHARED         1,2      47,552
PRICELINE COM INC             COM NEW         741503403  108,824       163,764   SH        SHARED         1,2     163,764
QUALCOMM INC                  COM             747525103   62,134     1,115,917   SH        SHARED         1,2   1,115,917
ROSS STORES INC               COM             778296103   39,398       630,676   SH        SHARED         1,2     630,676
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   67,780     2,530,985   SH        SHARED         1,2   2,530,985
SHERWIN WILLIAMS CO           COM             824348106    1,055         7,973   SH        SHARED         1,2       7,973
STARBUCKS CORP                COM             855244109  127,881     2,398,377   SH        SHARED         1,2   2,398,377
TRIPADVISOR INC               COM             896945201  158,077     3,537,189   SH        SHARED         1,2   3,537,189
UNIVERSAL HLTH SVCS INC       CL B            913903100    3,909        90,559   SH        SHARED         1,2      90,559
VALEANT PHARMACEUTICALS INTL  COM             91911K102    6,055       135,193   SH        SHARED         1,2     135,193
VERISIGN INC                  COM             92343E102   66,791     1,532,959   SH        SHARED         1,2   1,532,959
WHIRLPOOL CORP                COM             963320106      836        13,667   SH        SHARED         1,2      13,667



SK 21787 0004 1311927